CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 18,055	$ 31,757	$ 21,337
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,086	9,867	10,299
Stock based compensation	5,374	5,383	5,458
Gain from sale of available-for-sale marketable securities	(124)	(21)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	2,326	2,198	3,652
Accrued interest on bank deposits	(813)	(354)	(243)
Decrease in accrued severance pay, net	(74)	(165)	(59)
Changes in deferred income taxes, net	(699)	(1,584)	(1,358)
Decrease (increase) in trade receivables, net	(6,356)	(5,843)	3,978
Decrease (increase) in other current assets and prepaid expenses	(276)	(1)	772
Decrease (increase) in inventories	(1,569)	(398)	(2,425)
Increase (decrease) in trade payables	(1,231)	4,816	(814)
Increase in deferred revenues	5,920	296	977
Increase in other payables and accrued expenses and other long-term liabilities	3,767	5,941	1,206
Excess tax benefit from stock-based compensation	(2,186)	(372)	(790)
Net cash provided by operating activities	30,200	51,520	41,990
Cash flows from investing activities:
Purchase of property and equipment	(8,712)	(9,337)	(5,734)
Investment in other long-term assets	11	(13)	(35)
Investment in bank deposits, net	(1,290)	(30,653)	(32,089)
Purchase of available-for-sale marketable securities	(35,149)	(32,066)	(68,777)
Proceeds from redemption and maturity of available-for-sale marketable securities	23,279	12,183	57,423
Payment for acquisition of subsidiary, net of cash acquired	(8,126)
Net cash used in investing activities	(29,987)	(59,886)	(49,212)
Cash flows from financing activities:
Proceeds from exercise of stock options	5,522	10,656	8,534
Excess tax benefit from stock-based compensation	2,186	372	790
Repurchase of shares	(7,902)
Net cash provided (used) by financing activities	(194)	11,028	9,324
Increase (decrease) in cash and cash equivalents	19	2,662	2,102
Cash and cash equivalents at the beginning of the year	20,048	17,386	15,284
Cash and cash equivalents at the end of the year	20,067	20,048	17,386
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 3,861	$ 967	$ 847